LICENSE (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Nov. 06, 2017	Jan. 31, 2018	Apr. 30, 2017
Value of shares issued		$ (1,900,000)	$ 30,000
Software License Agreement [Member] | Black Cactus Holdings, LLC [Member]
Number of shares issued (in shares)	60,000,000
Value of shares issued	$ 6,600,000
Percentage of royalty under agreement (in shares)	5.00%